Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Unconsolidated segment results are reconciled to the Consolidated Statements of Operations amounts in the tables below:

	Year ended December 31, 2016
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,117,580	147,013	—	142,686	—	1,407,279
Interest and similar income, net	4,133,359	113,465	32	78,881	—	4,325,737
Change in fair value of assets and liabilities	(218,922)	40,600	2	82	—	(178,238)
Realized investment (losses) gains, net	(49,126)	623	—	(822)	—	(49,325)
Fee, commission, and other revenue	243,789	747	101,432	1,191	(37,305)	309,854

Total revenue (loss)	5,226,680	302,448	101,466	222,018	(37,305)	5,815,307

Benefits and expenses:
Net benefits and expenses	1,982,879	194,667	—	205,632	—	2,383,178
General and administrative and commission	1,774,740	159,455	114,009	18,489	(37,305)	2,029,388
Change in deferred acquisition costs, net	315,760	(69,477)	—	13,124	—	259,407

Total benefits and expenses	4,073,379	284,645	114,009	237,245	(37,305)	4,671,973

Pretax income (loss)	$1,153,301	17,803	(12,543)	(15,227)	—	1,143,334

	Year ended December 31, 2015
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,133,285	172,660	—	143,646	—	1,449,591
Interest and similar income, net	3,999,693	103,326	3	72,447	—	4,175,469
Change in fair value of assets and liabilities	(492,479)	(38,553)	—	(1,688)	—	(532,720)
Realized investment gains, net	90,948	1,597	—	1,868	—	94,413
Fee, commission, and other revenue	236,454	186	105,830	253	(39,324)	303,399

Total revenue (loss)	4,967,901	239,216	105,833	216,526	(39,324)	5,490,152

Benefits and expenses:
Net benefits and expenses	2,296,057	114,377	—	192,660	—	2,603,094
General and administrative and commission	1,549,692	165,386	110,624	18,059	(39,324)	1,804,437
Change in deferred acquisition costs, net	279,582	(53,642)	—	13,319	—	239,259

Total benefits and expenses	4,125,331	226,121	110,624	224,038	(39,324)	4,646,790

Pretax income (loss)	$842,570	13,095	(4,791)	(7,512)	—	843,362

	Year ended December 31, 2014
	Individual			Legacy
	annuities	Life	Questar	products	Eliminations	Consolidated
Revenue:
Net premiums and policy fees	$1,148,803	117,950	—	141,344	—	1,408,097
Interest and similar income, net	3,798,284	90,057	(17)	67,335	—	3,955,659
Change in fair value of assets and liabilities	1,805,611	41,292	—	(4,914)	—	1,841,989
Realized investment gains, net	74,926	1,579	1	1,256	—	77,762
Fee, commission, and other revenue	246,021	474	102,234	6,217	(43,126)	311,820

Total revenue (loss)	7,073,645	251,352	102,218	211,238	(43,126)	7,595,327

Benefits and expenses:
Net benefits and expenses	5,582,740	147,348	—	145,737	—	5,875,825
General and administrative and commission	1,963,032	162,942	111,967	17,585	(43,126)	2,212,400
Change in deferred acquisition costs, net	(615,902)	(72,109)	—	14,925	—	(673,086)

Total benefits and expenses	6,929,870	238,181	111,967	178,247	(43,126)	7,415,139

Pretax income (loss)	$143,775	13,171	(9,749)	32,991	—	180,188